Consolidated Statements of Changes in Equity (Deficit) Statement - USD ($) $ in Thousands		Total		Ordinary shares	Share premium	Other capital reserves	Accumulated deficit	Cumulative translation adjustments	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2017				80,024,707
Beginning balance at Dec. 31, 2017		$ 4,048		$ 2,031	$ 204,952	$ 33,313	$ (235,812)	$ (315)	$ (121)
Loss for the year		(36,224)	[1]				(36,224)
Re-measurement gains (losses) on defined benefit plans		(47)	[2]						(47)
Foreign currency translation		(53)	[2]					(53)
Net gain (loss) on cash flow hedge		(69)	[2]						(69)
Total comprehensive income (loss)		(36,393)	[2]				(36,224)	(53)	(116)
Issue of shares in connection with the exercise of options and warrants (in shares)				332,832
Increase (decrease) through exercise of options, equity				$ 0
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards		30			30
Issue of shares in connection with the public offering of September 2016 (Note 12) (in shares)				14,375,000
Issue of shares in connection with the public offering of May 2020 (Note 12)		23,001		$ 353	22,648
Transaction costs		(2,160)			2,160
Conversion of convertible debt		1,346				1,346
Convertible debt amendments (Note 14.1)						4,296
Warrants attached with the venture debt (Note 14.2)		819				819
Deferred tax effect of debt instruments with equity components (Notes 5 and 19)		(1,818)				(1,818)
Share-based payments		$ 1,812				1,812
Ending balance (in shares) (Previously stated) at Dec. 31, 2018				94,732,539
Ending balance (in shares) at Dec. 31, 2018		94,732,539
Ending balance (Previously stated) at Dec. 31, 2018		$ (5,019)		$ 2,384	225,470	39,768	(272,036)	(368)	(237)
Ending balance at Dec. 31, 2018	[3]	(5,019)
Loss for the year		(36,697)					(36,697)
Re-measurement gains (losses) on defined benefit plans		(108)							(108)
Foreign currency translation		49						49
Net gain (loss) on cash flow hedge		57							57
Total comprehensive income (loss)		(36,699)					(36,697)	49	(51)
Issue of shares in connection with the exercise of options and warrants (in shares)				854,607
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards		0		$ 19	(19)
Issue of shares in connection with the public offering of September 2016 (Note 12) (in shares)
Issue of shares in connection with the public offering of May 2020 (Note 12)		8,360			8,360
Transaction costs		(91)			(91)
Deferred tax effect of debt instruments with equity components (Notes 5 and 19)		(773)				(773)
Share-based payments		1,797				1,797
Issuance of convertible debt (Note 14.1)		$ 2,864				2,864
Ending balance (in shares) at Dec. 31, 2019		95,587,146		95,587,146
Ending balance (Previously stated) at Dec. 31, 2019		$ (29,561)					(308,733)
Ending balance at Dec. 31, 2019		(29,561)		$ 2,403	233,720	43,656		(319)	(288)
Loss for the year		(54,476)					(54,476)
Re-measurement gains (losses) on defined benefit plans		53							53
Foreign currency translation		100						100
Net gain (loss) on cash flow hedge		31							31
Total comprehensive income (loss)		(54,292)					(54,476)	100	84
Issue of shares in connection with the exercise of options and warrants (in shares)				1,692,968
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards		32		$ 39	(7)
Transaction costs		(3,374)			(3,374)
Conversion of convertible debt		16,886		$ 245	12,107	4,534
Deferred tax effect of debt instruments with equity components (Notes 5 and 19)		809				809
Share-based payments		2,985				2,985
Issuance of convertible debt (Note 14.1)		(5,266)				(5,266)
Number of share issued, ATM program				970,584
Increase (decrease) through share issued, ATM program, equity		1,613		$ 21	1,592
Conversion of loans (in shares)				1,715,476
Conversion of loans		$ 2,246		$ 37	2,209
Conversion of convertible debt (in shares)				10,119,844
Increase (decrease) through other changes, equity						(41)
Ending balance (in shares) at Dec. 31, 2020		133,934,090		133,934,090
Ending balance at Dec. 31, 2020		$ (37,126)		$ 3,269	$ 276,560	$ 46,677	$ (363,209)	$ (219)	$ (204)

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[3]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.